Long-Term Debt (Sale Leaseback Financing Obligation and Fair Value) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 04, 2013 dealer company
Debt Disclosure [Abstract]
Number of companies | company			2
Number of dealer operated sites | dealer			50
Interest rate	5.125%
Sale leaseback financing obligation	$ 117	$ 122
Long-term debt, fair value	$ 4,600